December 4, 1996




VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549


ATTN.:		Office of Filings, Information and Consumer Services


RE:		Smith Barney Managed Governments Fund Inc. (the "Fund")
		File Nos. 2-91948 and 811-4061

Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information of the Fund do not differ from those contained in Post-Effective Amendment No. 21 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on November 27, 1996, as Accession Number:0000091155-96-000487 and became effective immediately.


	Any comments on this filing should be directed to the undersigned at
(212) 816-6392. Please return an electronic transmittal as evidence of your receipt of this filing.

							Very truly yours,


							SMITH BARNEY MANAGED
						GOVERNMENTS FUND INC.



							/s/ Caren Cunningham
							Caren Cunningham
							Assistant Secretary




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